Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net	Goodwill and intangible assets, net
The following table presents our goodwill and intangible assets as of December 31, 2025 and 2024:

	As of December 31,
(in thousands)	2025	2024
Goodwill	€13,797	€—
Intangible assets with indefinite lives	45,345	45,345
Intangible assets with definite lives, net	28,826	—
Total	€87,968	€45,345
Impairment Assessments
For the year ended December 31, 2024, we performed a quantitative impairment assessment for our annual impairment test. As a result, an indefinite-lived intangible assets impairment charge of €30.0 million was recorded. The impairment was driven by the decline in revenue observed in 2024 compared to the prior year primarily resulting from the headwinds in our performance marketing channels that have delayed our previously expected growth and continued uncertainty in respect of the overall economic environment. Share price declines observed during 2024 have also reduced our total market capitalization relative to our net assets.
For the year ended December 31, 2023, we recorded impairment charges to the Developed Europe and Americas reporting unit goodwill balances of €95.5 million and €86.5 million, respectively which eliminated the goodwill balances in these reporting units. We also recorded an indefinite-lived intangible assets impairment charge of €14.2 million. The impairments were driven by adjustments made to our profitability outlook arising from the announced strategy shift to long-term growth, share price decline during the third quarter of 2023, uncertainty in our operating environment, and the continued uncertainty in respect of the overall economic environment.
During the indefinite-live intangible asset impairment assessments performed, we base our measurement of the fair value using the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. This method requires us to estimate future revenue for the brand, the appropriate royalty savings rate and an applicable discount rate.
During the goodwill impairment assessment performed, we compared the fair values of our reporting units to their carrying values. The fair value estimates for all reporting units were based on a blended analysis of the present value of future discounted cash flows and market value approach. The significant estimates used in the discounted cash flows model included our weighted average cost of capital, revenue growth rates, profitability of our business and long-term rate of growth. Our significant estimates in the market approach model included identifying similar companies with comparable business factors such as size, growth, profitability, risk and return on investment, assessing comparable revenue and earnings multiples and the control premium applied in estimating the fair values of the reporting units.
Goodwill
The following table presents the changes in goodwill by reporting unit during the year:

(in thousands)	trivago DEALS
Balance as of January 1, 2025	€—
Additions	14,192
Foreign exchange translation	(395)
Balance as of December 31, 2025	€13,797
For further detail regarding the goodwill recognized and allocated to the trivago DEALS operating segment, refer to "Note 3 - Holisto Investment and Acquisition". As of December 31, 2025 and December 31, 2024, we had accumulated impairment losses for goodwill of €494.2 million associated with our trivago Core segments.
Intangible Assets with Definite Lives
Our definite-lived intangible assets relate principally to acquired developed technology, trademarks, and partnership agreements from the acquisition of trivago DEALS as further described in "Note 3 - Holisto Investment and Acquisition".
The following table presents the components of our intangible assets with definite lives as of December 31, 2025:

(in thousands)	Developed Technology	Trademark/domain	Partnership and other agreements	Total
Balance as of January 1, 2025	€—	€—	€—	€—
Cost	26,715	1,157	4,248	32,120
Accumulated amortization	(1,469)	(683)	(221)	(2,373)
Foreign exchange translation and other	(734)	(58)	(129)	(921)
Balance as of December 31, 2025	€24,512	€416	€3,898	€28,826
Amortization is recorded over the estimated useful lives of six years for the developed technology and partnership and other agreements, and three years for the trademark. Amortization expense was €1.8 million for the year ended December 31, 2025.
The estimated future amortization expense as of December 31, 2025, assuming no subsequent impairment of the underlying assets, will be €5.2 million for developed technology and partnership and other agreements for each of the five succeeding fiscal years. For the trademark, the estimated future amortization will be €0.2 million for the first two succeeding fiscal years, and €0.1 million in the third fiscal year.